TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of accrued expenses and other liabilities
	December 31, 2018	December 31, 2017
Trade payables	$6,259	$6,243
Accrued liabilities	2,774	2,919
Taxes payable	240	1,025
Other payables	1,374	1,126
	$10,647	$11,313